Non-controlling interest - Additional Information (Details) - USD ($)	1 Months Ended
	Aug. 31, 2020	Feb. 29, 2020	Dec. 31, 2020	Sep. 11, 2020	Sep. 10, 2020	Jul. 31, 2020	Jul. 01, 2018
Noncontrolling Interest [Line Items]
Payment for option to purchase non-controlling interest		$ 11,000,000
Option to purchase non-controlling interest, purchase price		$ 1
Seadrill Nigeria Operations Limited | West Jupiter Drillship
Noncontrolling Interest [Line Items]
Ownership percentage			10.00%
North Atlantic Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent							70.36%
Sevan Drilling Limited
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent							50.11%
Asia Offshore Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent				100.00%	66.24%	66.24%
Asia Offshore Drilling Ltd | Mermaid
Noncontrolling Interest [Line Items]
Noncontrolling interest, percentage sold	34.00%
Noncontrolling interest, value sold	$ 31,000,000